Long-term and short-term loans issued	12 Months Ended
Dec. 31, 2021
Long-term and short-term loans issued
Long-term and short-term loans issued
12.	Long-term and short-term loans issued

As of December 31, 2021, long-term and short-term loans issued consisted of the following:

	Total as of	Expected	Net as of
	December 31,	credit loss	December 31,
	2021	allowance	2021
Long-term loans
Loans to legal entities	268	(1)	267
Total long-term loans	268	(1)	267
Short-term loans
Loans to legal entities	11,361	(91)	11,270
Total short-term loans	11,361	(91)	11,270

The Group’s loans mainly issued in Russian rubles.

As of December 31, 2020, long-term and short-term loans consisted of the following:

	Total as of	Expected credit	Net as of
	December 31,	loss	December 31,
	2020	allowance	2020
Long-term loans
Loans to legal entities	214	—	214
Total long-term loans	214	—	214
Short-term loans
Loans to legal entities	5,836	(37)	5,799
Total short-term loans	5,836	(37)	5,799

The amounts in the tables show the maximum exposure to credit risk regarding loans issued. The Group has no internal grading system of loans issued for credit risk rating grades analysis. Loans issued within the factoring scheme are collateralized with the accounts receivable of the debtor. The other part of loans issued are not collateralized.

12.	Long-term and short-term loans issued (continued)

An analysis of the changes in the ECL allowances due to changes in corresponding gross carrying amounts for the year ended December 31, 2021, was the following:

	Stage 1	Stage 2	Stage 3	Total
	Collective	Collective
ECL allowance as of January 1, 2021	(5)	(1)	(31)	(37)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	(29)	(4)	(30)	(63)
Transfers between stages	—	—	—	—
Amounts written off	—	—	8	8
ECL allowance as of December 31, 2021	(34)	(5)	(53)	(92)

An analysis of the changes in the ECL allowances due to changes in corresponding gross carrying amounts for the year ended December 31, 2020, was the following:

	Stage 1	Stage 2	Stage 3	Total
	Collective	Collective
ECL allowance as of January 1, 2020	(229)	(120)	(494)	(843)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	(128)	(211)	(498)	(837)
Transfers between stages	140	(8)	(132)	—
Amounts sold and written off	212	338	1,093	1,643
ECL allowance as of December 31, 2020	(5)	(1)	(31)	(37)

An analysis of the changes in the ECL allowances due to changes in corresponding gross carrying amounts for the year ended December 31, 2019, was the following:

	Stage 1	Stage 2	Stage 3	Total
	Collective	Collective
ECL allowance as of January 1, 2019	(216)	(120)	(517)	(853)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	(127)	7	(496)	(616)
Transfers between stages	114	(7)	(107)	—
Amounts sold and written off	—	—	626	626
ECL allowance as of December 31, 2019	(229)	(120)	(494)	(843)

During the year ended December 31, 2019, the Group sold defaulted balances of Installment Card Loans with the gross carrying amount of 655 to an unrelated party.